SIMPSON THACHER & BARTLETT
                              425 Lexington Avenue
                            New York, New York  10017


                                              January 5, 1999


Re:  Mutual Fund Variable Annuity Trust (Registration Statement
     File Nos. 33-81712 and 811-8630)


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Filing Desk

Dear Sir or Madam:

     On behalf of Mutual Fund Variable Annuity Trust (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act") we hereby certify that the definitive forms of prospectus and statement of additional information that would have been filed on behalf of the Company in accordance with Rule 497(b), each dated December 29, 1998, do not differ from those contained in the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on November 30, 1998.

     Any questions or communications concerning this certification should be directed to Robert Kaner at 212-455-3275 or Nick Patnaik at 212-455-3193 of this firm.


                          Very truly yours,
                          /s/ Simpson Thacher & Bartlett
                          SIMPSON THACHER & BARTLETT